UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21528

The Endowment Registered Fund, L.P.

(Exact name of registrant as specified in charter)

4265 SAN FELIPE, 8TH FLOOR, HOUSTON, TX 77027

(Address of principal executive offices) (Zip code)

With a copy to:
John A. Blaisdell	George J. Zornada
The Endowment Registered Fund, L.P.	K & L Gates LLP
4265 San Felipe, 8th Floor	State Street Financial Center
Houston, TX 77027	One Lincoln St.
(Name and address of agent for service)	Boston, MA 02111-2950
(617) 261-3231

Registrant’s telephone number, including area code: 800-725-9456

Date of fiscal year end: 12/31/15

Date of reporting period: 03/31/15

Item 1.	Schedule of Investments.

The Endowment Registered Fund, L.P. invests substantially all of its assets in The Endowment Master Fund, L.P. (the “Master Fund”), as discussed in the accompanying notes. The Schedule of Investments of the Master Fund is included herein.

THE ENDOWMENT REGISTERED FUND, L.P.

(A Limited Partnership)

Notes to Schedule of Investments

March 31, 2015

(Unaudited)

(1) ORGANIZATION

The Endowment Registered Fund, L.P. (the “Registered Fund”), a Delaware limited partnership registered under the Investment Company Act of 1940, as amended (the “1940 Act”), commenced operations on March 1, 2004, as a non-diversified, closed-end management investment company. The Registered Fund was created to serve as a feeder fund for The Endowment Master Fund, L.P. (the “Master Fund”). For convenience, reference to the Registered Fund may include the Master Fund, as the context requires.

The Registered Fund’s investment objective is to preserve capital and to generate consistent long-term appreciation and returns across a market cycle (which is estimated to be five to seven years). The Registered Fund pursues its investment objective by investing substantially all of its assets in the Master Fund, which invests its assets in a variety of investment vehicles including but not limited to limited partnerships, limited liability companies, offshore corporations and other foreign investment vehicles (collectively, the “Investment Funds”), registered investment companies (including exchange-traded funds) and direct investments in marketable securities and derivative instruments. The Master Fund’s Schedule of Investments and Notes to Schedule of Investments, included elsewhere in this report, should be read in conjunction with this report. The percentage of the Master Fund’s partnership interests owned by the Registered Fund on March 31, 2015, was 43.22%.

The Endowment Fund GP, L.P., a Delaware limited partnership, serves as the general partner of the Registered Fund (the “General Partner”). To the fullest extent permitted by applicable law, the General Partner has irrevocably delegated to a board of directors (the “Board” and each member a “Director”) its rights and powers to monitor and oversee the business affairs of the Registered Fund, including the complete and exclusive authority to oversee and establish policies regarding the management, conduct, and operation of the Registered Fund’s business. A majority of the members of the Board are independent of the General Partner and its management. To the extent permitted by applicable law, the Board may delegate any of its rights, powers and authority to, among others, the officers of the Registered Fund, the Adviser, or any committee of the Board.

The Board is authorized to engage an investment adviser and it has selected Endowment Advisers, L.P. (the “Adviser”), to manage the Registered Fund’s portfolio and operations, pursuant to an investment management agreement (the “Investment Management Agreement”). The Adviser is a Delaware limited partnership that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Under the Investment Management Agreement, the Adviser is responsible for the establishment of an investment committee, which is responsible for developing, implementing, and supervising the Registered Fund’s investment program subject to the ultimate supervision of the Board. In addition to investment advisory services, the Adviser also functions as the servicing agent of the Registered Fund (the “Servicing Agent”) and as such provides or procures investor services and administrative assistance for the Registered Fund. The Adviser can delegate all or a portion of its duties as Servicing Agent to other parties, who would in turn act as sub-servicing agents.

Under the Registered Fund’s organizational documents, the Registered Fund’s officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Registered Fund. In the normal course of business, the Registered Fund enters into contracts with service providers, which also provide for indemnifications by the Registered Fund. The Registered Fund’s maximum exposure under these arrangements is unknown, as this would involve any future potential claims that may be made against the Registered Fund. However, based on experience, the General Partner expects that risk of loss to be remote.

1

THE ENDOWMENT REGISTERED FUND, L.P.

(A Limited Partnership)

Notes to Schedule of Investments, continued

March 31, 2015

(Unaudited)

On March 31, 2014 the Master Fund transferred in-kind a portfolio of Investment Funds to The Endowment PMF Master Fund, L.P. (the “PMF Master Fund”), in exchange for limited partnership interests (the “Interests”) of the PMF Master Fund totaling $1,723,272,229. The transfer was accounted for as a tax-free transaction resulting in Investment Funds transferring to the PMF Master Fund with a total market value of $1,490,836,309, consisting of total cost and accumulated appreciation of $1,317,376,887 and $173,459,422, respectively, and cash and other assets of $232,435,920. Partners in the Registered Fund elected to transfer $715,314,780 of Interests from the Registered Fund to PMF Fund L.P., a feeder fund of the PMF Master Fund, in exchange for Interests in such feeder fund.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES

(a) BASIS OF ACCOUNTING

The accounting and reporting policies of the Registered Fund conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The accompanying Schedule of Investments reflects the financial position of the Master Fund. The Registered Fund is an investment company that follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”.

(b) INVESTMENT SECURITIES TRANSACTIONS

The Registered Fund records investment transactions on a trade-date basis.

Investments that are held by the Registered Fund are marked to fair value at the reporting date.

(c) INVESTMENT VALUATION

The valuation of the Registered Fund’s investments is determined as of the close of business at the end of each reporting period, generally monthly. The valuation of the Registered Fund’s investments is calculated by Citi Fund Services Ohio, Inc., the Registered Fund’s independent administrator (the “Administrator”).

The Board has formed a valuation committee (the “Board Valuation Committee”) that is responsible for overseeing the Registered Fund’s valuation policies, making recommendations to the Board on valuation-related matters, and overseeing implementation by the Adviser of such valuation policies.

The Board has authorized the Adviser to establish a valuation committee of the Adviser (the “Adviser Valuation Committee”). The Adviser Valuation Committee’s function, subject to the oversight of the Board Valuation Committee and the Board, is generally to review valuation methodologies, valuation determinations, and any information provided to the Adviser Valuation Committee by the Adviser or the Administrator.

The Registered Fund invests substantially all of its assets in the Master Fund. Investments in the Master Fund are recorded at fair value based on the Registered Fund’s proportional share of the Master Fund’s partners’ capital. Valuation of the investments held by the Master Fund is discussed in the Master Fund’s Notes to Schedule of Investments, included elsewhere in this report.

2

THE ENDOWMENT REGISTERED FUND, L.P.

(A Limited Partnership)

Notes to Schedule of Investments, continued

March 31, 2015

(Unaudited)

(d) USE OF ESTIMATES

The Schedule of Investments has been prepared in conformity with U.S. GAAP, which requires management to make estimates and assumptions relating to the reported amounts of assets and liabilities in the Schedule of Investments. Actual results may differ from those estimates and such differences may be significant.

(3) FAIR VALUE MEASUREMENTS

The Registered Fund records its investment in the Master Fund at fair value. Investments of the Master Fund are recorded at fair value as more fully discussed in the Master Fund’s Notes to Schedule of Investments, included elsewhere in this report.

(4) FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Investment Funds in which the Registered Fund may invest either directly or through the Master Fund may trade various derivative securities and other financial instruments, and enter into various investment activities with off-balance sheet risk both as an investor and as a principal. The Registered Fund’s risk of loss in these Investment Funds is limited to the Registered Fund’s pro rata share of the value of its investment in or commitment to such Investment Funds as held directly or through the Master Fund. In addition, the Master Fund may invest directly in derivative securities or other financial instruments to gain greater or lesser exposure to a particular asset class.

(5) INVESTMENTS IN PORTFOLIO SECURITIES

As of March 31, 2015, all of the investments made by the Registered Fund were in the Master Fund.

3

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21527

The Endowment Master Fund, L.P.

(Exact name of registrant as specified in charter)

4265 SAN FELIPE, 8TH FLOOR, HOUSTON, TX 77027

(Address of principal executive offices) (Zip code)

With a copy to:
John A. Blaisdell	George J. Zornada
The Endowment Master Fund, L.P.	K & L Gates LLP
4265 San Felipe, 8th Floor	State Street Financial Center
Houston, TX 77027	One Lincoln St.
(Name and address of agent for service)	Boston, MA 02111-2950
(617) 261-3231

Registrant’s telephone number, including area code: 800-725-9456

Date of fiscal year end: 12/31/15

Date of reporting period: 03/31/15

Item 1.	Schedule of Investments.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Schedule of Investments

March 31, 2015

(Unaudited)

	Shares	Fair Value	% of Partners’ Capital
Investments in Investment Funds
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies
Cayman Islands
Energy (1.45% of Partners’ Capital)
Sentient Global Resources Fund III, L.P.		$3,269,118
Sentient Global Resources Fund IV, L.P.		1,326,385
Private Equity (15.00% of Partners’ Capital)
ABRY Advanced Securities Fund, L.P.		59,789
CX Partners Fund Ltd. (1)		3,731,863
Gavea Investment Fund II A, L.P.		173,000
Gavea Investment Fund III A, L.P. (1)		2,654,698
Hillcrest Fund, L.P.		1,871,649
India Asset Recovery Fund L.P.		37,104
J.C. Flowers III L.P. (1)		2,199,356
LC Fund IV, L.P. (1)		3,749,557
New Horizon Capital III, L.P. (1)		4,508,690
Northstar Equity Partners III (1)		1,252,388
Orchid Asia IV, L.P. (1)		986,189
Reservoir Capital Partners (Cayman), L.P.		2,280,943
Tiger Global Private Investment Partners IV, L.P.		1,739,460
Tiger Global Private Investment Partners V, L.P. (1)		7,241,148
Tiger Global Private Investment Partners VI, L.P.		2,087,350
Trustbridge Partners II, L.P. (1)		3,290,918
Trustbridge Partners III, L.P.		6,841,874
Trustbridge Partners IV, L.P. (1)		2,766,113
Real Estate (1.18% of Partners’ Capital)
Forum European Realty Income III, L.P. (1)		1,885,698
Phoenix Asia Real Estate Investments II, L.P.		1,581,601
Phoenix Real Estate Fund (T) L.P.		250,976

Total Cayman Islands		55,785,867

Guernsey
Private Equity (0.26% of Partners’ Capital)
Mid Europa Fund III LP (1)		812,596

Total Guernsey		812,596

Republic of Mauritius
Real Estate (0.74% of Partners’ Capital)
ORBIS Real Estate Fund I (2)		2,335,076

Total Republic of Mauritius		2,335,076

United Kingdom
Private Equity (1.29% of Partners’ Capital)
Darwin Private Equity I L.P. (1)		836,557
Sovereign Capital Limited Partnership III		3,240,200
Real Estate (0.28% of Partners’ Capital)
Benson Elliot Real Estate Partners II, L.P. (1)		208,664
Patron Capital, L.P. II (1)		47,908
Patron Capital, L.P. III		629,796

Total United Kingdom		4,963,125

United States
Energy (10.40% of Partners’ Capital)
ArcLight Energy Partners Fund IV, L.P. (1)		526,013
ArcLight Energy Partners Fund V, L.P. (1)		1,075,195
CamCap Resources, L.P.		3,352
EIV Capital Fund II, LP		867,080
EMG AE Permian Co-Investment, LP		2,996,451
EnCap Energy Capital Fund VII-B LP (1)		520,320
EnCap Energy Infrastructure TE Feeder, L.P. (1)		707,245
Energy & Minerals Group Fund II, L.P. (1)		2,906,993
Intervale Capital Fund, L.P. (1)		878,290
Merit Energy Partners G, L.P. (1)		2,806,920
Midstream & Resources Follow-On Fund, L.P. (1)		5,170,865
NGP Energy Technology Partners II, L.P.		1,077,100
NGP IX Offshore Fund, L.P. (1)		2,351,532
NGP Midstream & Resources, L.P. (1)		2,952,535
Quantum Parallel Partners V, LP		6,460,000
Tenaska Power Fund II-A, L.P. (1)		1,600,000
Tocqueville Gold Partners, L.P.		24,221

See accompanying notes to the Schedule of Investments.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Schedule of Investments, continued

March 31, 2015

(Unaudited)

	Shares	Fair Value	% of Partners’ Capital
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
United States (continued)
Event-Driven (4.75% of Partners’ Capital)
BDCM Partners I, L.P.		$4,093,537
Credit Distressed Blue Line Fund, L.P. (2)		1,918,969
Fortelus Special Situations Fund LP		519,730
Halcyon European Structured Opportunities Fund L.P. (2)		710
Harbinger Capital Partners Fund I, L.P. (2)		3,817,091
Harbinger Capital Partners Fund II, L.P.		283,062
Harbinger Capital Partners Special Situations Fund, L.P.		285,995
Harbinger Class L Holdings (U.S.), LLC		18,665
Harbinger Class LS Holdings I (U.S.) Trust	592	61,375
Harbinger Class PE Holdings (U.S.) Trust	1	195,773
Prospect Harbor Credit Partners LP		181,529
Providence MBS Fund, LP		3,645,081
Global Macro and Trading (24.32% of Partners’ Capital)
Blueshift Energy Fund, LP (2)		20,491,306
CCP Core Macro Fund LP		4,107,780
Cumulus Energy Fund, LP		8,044,063
D.E. Shaw Heliant Fund, LLC		16,851,669
Kepos Alpha Fund LP		16,780,110
Mirarc Domestic Fund, LP (3)		10,673,550
Passport Global Strategies III Ltd.	348	16,306
Private Equity (24.22% of Partners’ Capital)
Accel-KKR Capital Partners III, LP		1,971,776
Advent Latin American Private Equity Fund IV-F L.P.		549,294
Advent Latin American Private Equity Fund V-F L.P.		1,842,340
Artis Juicy SPV, L.P.		297,626
Artis Ventures II, L.P.		2,018,166
Audax Mezzanine Fund II, L.P. (1)		603,531
Audax Mezzanine Fund III, L.P. (1)		8,395,291
BDCM Opportunity Fund II, L.P. (1)		1,715,388
Black River Commodity Multi-Strategy Fund LLC		62,158
Capital Royalty Partners LP (1)		136,483
Catterton Growth Partners, L.P.		2,648,699
CCM Small Cap Value Qualified Fund, L.P. (2)		318,094
Chrysalis Ventures III, L.P.		369,499
Column Group II, LP		1,195,212
Crosslink Crossover Fund IV, L.P.		93,048
Crosslink Crossover Fund V, L.P.		633,954
Crosslink Crossover Fund VI, L.P.		3,020,014
Dace Ventures I, LP		226,110
Fairhaven Capital Partners, L.P.		1,353,533
Founders Fund III, LP		3,653,408
Founders Fund IV, LP		3,235,561
Garrison Opportunity Fund II A LLC		2,160,824
Garrison Opportunity Fund LLC		2,234,507
HealthCor Partners Fund, L.P.		1,483,038
Highland Credit Strategies Liquidation Vehicle Onshore		342,245
ILS Property & Casualty Master Fund Ltd.		661,104
Ithan Creek Partners, L.P.		1,573,265
Kior Shares Liquidating Capital Account		—
L-R Global Partners, L.P.		62,759
MatlinPatterson Global Opportunities Partners III L.P.		1,494,014
Middle East North Africa Opportunities Fund, L.P. (1)(2)	728	111,216
Monomoy Capital Partners II, L.P.		942,294
Monomoy Capital Partners, L.P.		308,550
Penta Asia Domestic Partners, L.P.		159,522
Pine Brook Capital Partners, L.P. (1)		2,979,942
Pinto America Growth Fund, L.P.		394,514
Private Equity Investment Fund V, L.P. (1)		7,541,056
Saints Capital VI, L.P.		1,837,410
Samlyn Onshore Fund, LP		60,652
Sanderling Venture Partners VI Co-Investment Fund, L.P.		225,889
Sanderling Venture Partners VI, L.P.		182,321

See accompanying notes to the Schedule of Investments.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Schedule of Investments, continued

March 31, 2015

(Unaudited)

	Shares	Fair Value	% of Partners’ Capital
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
United States (continued)
Private Equity (24.22% of Partners’ Capital) (continued)
Sterling Capital Partners II, L.P. (1)		$204,595
Sterling Group Partners II, L.P.		149,536
Sterling Group Partners III, L.P.		2,282,291
Strategic Value Global Opportunities Fund I-A, L.P.		164,462
TAEF Fund, LLC		445,193
Tenaya Capital V, LP		890,799
Tenaya Capital VI, LP		1,185,437
The Column Group, LP		2,214,532
The Raptor Global Fund L.P.	222	111,869
Trivest Fund IV, L.P. (1)		2,619,299
Tuckerbrook SB Global Distressed Fund I, L.P.		717,605
Valiant Capital Partners LP		666,711
VCFA Private Equity Partners IV, L.P. (1)		146,022
VCFA Venture Partners V, L.P.		734,886
Voyager Capital Fund III, L.P.		653,455
WestView Capital Partners II, L.P. (1)		4,370,716
Real Estate (5.43% of Partners’ Capital)
Aslan Realty Partners III, L.L.C. (1)		65,323
Cypress Realty VI Limited Partnership		752,325
Florida Real Estate Value Fund, L.P.		781,629
GTIS Brazil Real Estate Fund (Brazilian Real) LP (1)		2,872,480
Lone Star Real Estate Fund II (U.S.), L.P.		429,714
Monsoon Infrastructure & Realty Co-Invest, L.P. (1)		2,717,050
Northwood Real Estate Co-Investors LP (1)		1,173,626
Northwood Real Estate Partners LP (1)		1,900,291
Parmenter Realty Fund III, L.P. (1)		455,067
Parmenter Realty Fund IV, L.P. (1)		1,036,269
Pearlmark Mezzanine Realty Partners III, L.L.C. (1)		1,340,128
Pennybacker II, LP (1)		746,392
SBC Latin America Housing US Fund, LP		1,810,026
Square Mile Partners III LP (1)		1,099,025
Relative Value (14.01% of Partners’ Capital)
Citadel Wellington LLC		21,062,985
Eton Park Fund, L.P.		363,739
King Street Capital, L.P.		182,794
Magnetar Capital Fund LP		582,987
Magnetar SPV LLC		258,768
Millennium USA LP		17,353,859
OZ Asia Domestic Partners, LP (1)		270,489
PIPE Equity Partners, LLC (2)		1,216,914
PIPE Select Fund, LLC (2)		2,872,607
Stark Investments Ltd Partnership (1)		7,478
Stark Select Asset Fund, LLC		153,604

Total United States		263,067,697

Total Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies		326,964,361	103.33%

Passive Foreign Investment Companies
Cayman Companies Limited by Shares, Exempted Companies and Limited Liability Companies
Energy (0.07% of Partners’ Capital)
Ospraie Special Opportunities (Offshore) Ltd.		237,317
Private Equity (0.12% of Partners’ Capital)
Q China Holdings Ltd.	1,052	111,457
Q India Holdings Ltd.	2,429	187,541
Quorum Fund Ltd.	1,608	69,753
Relative Value (0.46% of Partners’ Capital)
CRC Credit Fund Ltd.	9,080	1,341,246
Overseas CAP Partners, Inc.	14	117,140

Total Cayman Companies Limited by Shares, Exempted Companies and Limited Liability Companies		2,064,454

Total Passive Foreign Investment Companies		2,064,454	0.65%

See accompanying notes to the Schedule of Investments.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Schedule of Investments, continued

March 31, 2015

(Unaudited)

	Shares/ Principal Amount	Fair Value	% of Partners’ Capital
Private Corporations
United States
Real Estate (0.55% of Partners’ Capital)
Legacy Partners Realty Fund II, Inc.		$300,065
Legacy Partners Realty Fund III, Inc.		1,198,723
Net Lease Private REIT V, Inc.		1,868
Net Lease Private REIT VI, Inc.		67,235
Net Lease Private REIT VII, Inc.		87,156
Net Lease Private REIT VII-A, Inc.		87,156

Total Private Corporations		1,742,203	0.55%

Total Investments in Investment Funds (Cost $303,293,495)		330,771,018	104.53%

Investments in Securities
Common Stocks
China
Technology (0.36% of Partners’ Capital)
JD.com, Inc.	39,208	1,151,931
Japan
Consumer Products (0.05% of Partners’ Capital)
Aderans Co., Ltd. (1)	15,700	162,472
United States
Financials (0.38% of Partners’ Capital)
Ellington Financial LLC (1)	61,000	1,214,511

Total Common Stocks		2,528,914	0.79%

Registered Investment Company
Closed End Mutual Fund
United States
Credit (0.28% of Partners’ Capital)
Nexpoint Credit Strategies Fund (1)	71,936	875,461

Total Registered Investment Company		875,461	0.28%

Total Investments in Securities (Cost $3,626,476)		3,404,375	1.07%

Purchase Agreements
Convertible Note Purchase Agreement
United States
Healthcare (0.22% of Partners’ Capital)
Nuclea Biotechnologies, Inc. (4)	$700,000	700,000

Total Convertible Note Purchase Agreement		700,000	0.22%

Total Purchase Agreements (Cost $700,000)		700,000	0.22%

Total Investments (Cost $307,619,971)		$334,875,393	105.82%

The Master Fund’s total outstanding capital commitments to Investment Funds as of March 31, 2015 were $47,699,246. For certain Investment Funds for which the Master Fund has a capital commitment, the Master Fund may be allocated its pro-rata share of expenses prior to having to fund a capital call for such expenses.

All Investment Funds and securities are non-income producing unless noted otherwise.

(1)	Income producing investment
(2)	Affiliated investments (See Note 4b)
(3)	Affiliated investments for which ownership exceeds 25% of Partners’ Capital (See Note 4b)
(4)

Restricted securities are exempt from registration under the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. See footnote 2(i) in the Notes to Schedule of Investments for further information.

See accompanying notes to the Schedule of Investments.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Schedule of Investments

March 31, 2015

(Unaudited)

(1) ORGANIZATION

The Endowment Master Fund, L.P. (the “Master Fund”) a Delaware limited partnership, commenced operations on April 1, 2003. The Master Fund operated as an unregistered investment vehicle until March 10, 2004, at which time it registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Master Fund is the master fund in a master-feeder structure in which there are currently eight feeder funds.

The Master Fund’s investment objective is to preserve capital and to generate consistent long-term appreciation and returns across a market cycle (which is estimated to be five to seven years). The Master Fund is primarily a “fund of funds” which pursues its investment objective by investing its assets in a variety of investment vehicles including, but not limited to, limited partnerships, limited liability companies, offshore corporations and other foreign investment vehicles (collectively, the “Investment Funds”), registered investment companies (including exchange-traded funds) and direct investments in marketable securities and derivative instruments. The Investment Funds are managed by a carefully selected group of investment managers, identified by the Adviser, as hereinafter defined. The various styles and strategies employed by the Investment Funds and supplemented by the Master Fund’s direct investments, serve to achieve a portfolio that is broadly allocated.

The Endowment Fund GP, L.P., a Delaware limited partnership, serves as the general partner of the Master Fund (the “General Partner”). To the fullest extent permitted by applicable law, the General Partner has irrevocably delegated to a board of directors (the “Board” and each member a “Director”) its rights and powers to monitor and oversee the business affairs of the Master Fund, including the complete and exclusive authority to oversee and establish policies regarding the management, conduct, and operation of the Master Fund’s business. A majority of the members of the Board are independent of the General Partner and its management. To the extent permitted by applicable law, the Board may delegate any of its rights, powers and authority to, among others, the officers of the Master Fund, the Adviser, as hereinafter defined, or any committee of the Board.

The Board is authorized to engage an investment adviser, and pursuant to an investment management agreement, (the “Investment Management Agreement”), it has selected Endowment Advisers, L.P. (the “Adviser”), to manage the Master Fund’s portfolio and operations. The Adviser is a Delaware limited partnership that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Under the Investment Management Agreement, the Adviser is responsible for the establishment of an investment committee (the “Investment Committee”), which is responsible for developing, implementing, and supervising the Master Fund’s investment program subject to the ultimate supervision of the Board.

Under the Master Fund’s organizational documents, the Master Fund’s Directors and officers are indemnified against certain liabilities arising out of the performance of their duties to the Master Fund. In the normal course of business, the Master Fund enters into contracts with service providers, which also provide for indemnifications by the Master Fund. The Master Fund’s maximum exposure under these arrangements is unknown, as this would involve any future potential claims that may be made against the Master Fund. However, based on experience, the General Partner expects that risk of loss to be remote.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Schedule of Investments, continued

March 31, 2015

(Unaudited)

On March 31, 2014 the Master Fund transferred in-kind a portfolio of Investment Funds to The Endowment PMF Master Fund, L.P. (the “PMF Master Fund”), in exchange for limited partnership interests (the “Interests”) of the PMF Master Fund totaling $1,723,272,229. The transfer was accounted for as a tax-free transaction resulting in Investment Funds transferring to the PMF Master Fund with a total market value of $1,490,836,309, consisting of total cost and accumulated appreciation of $1,317,376,887 and $173,459,422, respectively, and cash and other assets of $232,435,920.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES

(a) BASIS OF ACCOUNTING

The accounting and reporting policies of the Master Fund conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The accompanying Schedule of Investments reflects the financial position of the Master Fund. The Master Fund is an investment company that follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”.

(b) CASH EQUIVALENTS

The Master Fund considers all unpledged temporary cash investments with a maturity date at the time of purchase of three months or less to be cash equivalents.

(c) INVESTMENT SECURITIES TRANSACTIONS

The Master Fund records investment transactions on a trade-date basis.

Investments that are held by the Master Fund, including those that have been sold short, are marked to fair value at the date of the Schedule of Investments.

(d) INVESTMENT VALUATION

The valuation of the Master Fund’s investments is determined as of the close of business at the end of each reporting period, generally monthly. The valuation of the Master Fund’s investments is calculated by Citi Fund Services Ohio, Inc., the Master Fund’s independent administrator (the “Administrator”).

The Board has formed a valuation committee (the “Board Valuation Committee”) that is responsible for overseeing the Master Fund’s valuation policies, making recommendations to the Board on valuation-related matters, and overseeing implementation by the Adviser of such valuation policies.

The Board has authorized the Adviser to establish a valuation committee of the Adviser (the “Adviser Valuation Committee”). The Adviser Valuation Committee’s function, subject to the oversight of the Board Valuation Committee and the Board, is generally to review valuation methodologies, valuation determinations, and any information provided to the Adviser Valuation Committee by the Adviser or the Administrator.

The Master Fund is not able to obtain complete underlying investment holding details on each of the Investment Funds in order to determine if the Master Fund’s proportional, aggregated, indirect share of any investments held by the Investment Funds exceeds 5% of partners’ capital of the Master Fund as of March 31, 2015.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Schedule of Investments, continued

March 31, 2015

(Unaudited)

Investments held by the Master Fund are valued as follows:

•

INVESTMENT FUNDS—Investments in Investment Funds are carried at fair value, using the net asset value (the “NAV”) as a practical expedient, as provided to the Administrator by the investment managers of such Investment Funds or the administrators of such Investment Funds. These Investment Funds value their underlying investments in accordance with policies established by such Investment Funds. Prior to investing in any Investment Fund, the Adviser Valuation Committee, as part of the due diligence process, conducts a review of the valuation methodologies employed by the Investment Fund to determine whether such methods are appropriate for the asset types. All of the Master Fund’s valuations utilize financial information supplied by each Investment Fund and are net of management and estimated performance incentive fees or allocations payable to the Investment Funds’ managers pursuant to the Investment Funds’ agreements. Generally, Investment Funds in which the Master Fund invests will use market value when available, and otherwise will use principles of fair value applied in good faith. The Adviser Valuation Committee will consider whether it is appropriate, in light of the relevant circumstances, to value shares at NAV as reported by an Investment Fund for valuation purposes, or whether to adjust such reported value to reflect an adjusted fair value. Because of the inherent uncertainty of valuation, fair value may differ significantly from the value that would have been used had readily available markets for the investments in Investment Funds existed. The Master Fund’s investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda of such Investment Funds. Investment Funds are typically categorized as Level 2 or Level 3 in the fair value hierarchy based upon liquidity.

•

SECURITIES LISTED ON A SECURITIES EXCHANGE OR OVER-THE-COUNTER EXCHANGES— In general, the Master Fund values these securities at their last sales price on the exchange or over-the-counter market on the valuation date. If the security is listed on more than one exchange, the Master Fund uses the price from the exchange that it considers to be the principal exchange on which the security is traded. If there have been no sales for that day on the exchange where the security is principally traded, then the price of the security will be valued at the mean between the closing bid and ask prices on the valuation date. In these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. Securities traded on a foreign securities exchange will generally be valued at their closing prices on the exchange where such securities are primarily traded, and translated into U.S. dollars at the current exchange rate. If an event occurred between the close of the foreign exchange and the valuation date of the Master Fund’s NAV that would materially affect the value of the security and the NAV of the Master Fund, the value of such security and the NAV of the Master Fund will be adjusted to reflect the change in the estimated value of the security. Such fair valued securities are typically categorized as Level 2 in the fair value hierarchy, based upon the inputs used to value the securities.

•

DERIVATIVES—Exchange traded futures contracts are valued using quoted final settlement prices from the national exchange on which they are principally traded and are typically categorized as Level 1 in the fair value hierarchy. If no such sales price is reported by such exchange on the valuation date, the Adviser Valuation Committee will

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Schedule of Investments, continued

March 31, 2015

(Unaudited)

determine the fair value in good faith using information that is available at such time. Such fair valued investments are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based upon the inputs used to value the investments.

Options that are listed on a securities exchange are generally valued at the midpoint of closing “bid” and “ask” prices for options held long and short, respectively on the valuation date and are typically categorized as Level 1 in the fair value hierarchy. If no such bid or ask price is reported, the positions are valued at the last sales price on the valuation date. If no such sales price is reported by such exchange on the valuation date, the Adviser Valuation Committee in conjunction with the Administrator will determine the fair value of such investments in good faith using information that is available at such time. Such fair valued options are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based upon the inputs used to value the investments.

Non exchange-traded derivatives, such as swap agreements, are valued based on procedures approved by the Board and are typically categorized as Level 2 in the fair value hierarchy. Credit default swaps and total return swaps are generally fair valued using evaluated quotes provided by an independent pricing service. If a quotation is not available from the independent pricing service, the price is obtained from a broker (typically the counterparty to the swap agreement) on the valuation date.

Forward foreign currency exchange contracts are valued at the current day’s interpolated foreign exchange rate, which is calculated using the current day’s spot rate and the 30 day forward rate, or the 30 to 720 day forward rates converted to U.S. dollars at the exchange rate of such currencies on the valuation date. Such valuations are provided by a pricing service approved by the Board, and are typically categorized as Level 2 in the fair value hierarchy.

•

OTHER—Investments in open-end registered investment companies (“RICs”) that do not trade on an exchange are valued at the end of day NAV per share and are categorized as Level 1 in the fair value hierarchy. Where no value is readily available from a RIC or other security, or where a value supplied by a RIC is deemed not to be indicative of the RIC’s value, the Adviser Valuation Committee and/or the Board Valuation Committee, in consultation with the Administrator or the Adviser, will determine, in good faith, the fair value of the RIC or other security. Such fair valued investments are typically categorized as Level 1 or Level 2 in the fair value hierarchy, based upon the inputs used to value the investments.

Fixed-income securities are valued according to prices as furnished by an independent pricing service or broker/dealer quotes and are typically categorized as Level 2 in the fair value hierarchy. Fixed-income securities maturing within a relatively short time frame may be valued at amortized cost, which approximates market value, and are typically categorized as Level 2 in the fair value hierarchy.

•

SECURITIES NOT ACTIVELY TRADED—The value of securities, derivatives or synthetic securities that are not actively traded on an exchange shall be determined by obtaining quotes from brokers that normally deal in such securities or by an unaffiliated pricing service that may use actual trade data or procedures using market indices, matrices, yield curves, specific trading characteristics of certain groups of securities, pricing models or a combination of these procedures pursuant to the valuation procedures

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Schedule of Investments, continued

March 31, 2015

(Unaudited)

approved by the Board. For private debt instruments that do not have a market price, the Adviser will estimate fair value in good faith using internal models or third party valuation firms. In each of these situations, valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based upon the inputs used to value the investments.

(e) FOREIGN CURRENCY

The accounting records of the Master Fund are maintained in U.S. dollars. Foreign currency amounts and investments denominated in a foreign currency, if any, are translated into U.S. dollar amounts at current exchange rates on the valuation date. Purchases and sales of investments denominated in foreign currencies are translated into U.S. dollar amounts at the exchange rate on the respective dates of such transactions.

(f) DERIVATIVE INSTRUMENTS

All open derivative positions at period-end, if any, are presented in the Master Fund’s Schedule of Investments. In addition to the derivatives held by the Master Fund, the Investment Funds may have directly engaged in derivative transactions during the period. The following is a description of the derivative instruments the Master Fund utilizes as part of its investment strategy, including the primary underlying risk exposures related to each instrument type.

OPTIONS CONTRACTS—The Master Fund may invest in options contracts to speculate on the price movements of a financial instrument or for use as an economic hedge against certain positions held in the Master Fund’s portfolio. Options contracts purchased give the Master Fund the right, but not the obligation, to buy or sell the underlying instrument for a specified price upon exercise at any time during the option period. Options contracts written obligate the Master Fund to buy or sell the underlying instrument for a specified price upon exercise at any time during the option period. When the Master Fund writes an options contract, an amount equal to the premium received by the Master Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option contract written.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS—The Master Fund may enter into forward foreign currency exchange contracts in connection with its investment objective in order to gain more or less exposure to foreign currencies. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. The Master Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The Master Fund remains subject to credit risk with respect to the amount it expects to receive from counterparties. However, the Master Fund has sought to mitigate these risks by generally requiring the posting of collateral at prearranged exposure levels to cover its exposure to the counterparty.

FUTURES CONTRACTS—The Master Fund may invest in futures contracts as part of its hedging strategy to manage exposure to interest rate, equity and market price movements, and commodity prices. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. The underlying asset is not physically delivered. Futures contracts are valued at their quoted daily settlement prices. Upon entering into a futures

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Schedule of Investments, continued

March 31, 2015

(Unaudited)

contract, the Master Fund is required to segregate liquid assets in accordance with the initial margin requirements of the clearinghouse to secure the Master Fund’s performance. The clearinghouse also requires daily settlement of variation margin representing changes in the value of each contract. Fluctuations in the value of the contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as net realized gain (loss) from futures contracts. The primary risks associated with the use of futures contracts are imperfect correlation between changes in fair values of the underlying assets and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty.

SWAP AGREEMENTS—The Master Fund may invest in swap agreements, primarily credit default and total return swap agreements, as a part of its hedging strategy to manage credit and market risks.

A credit default swap agreement gives one party (the buyer) the right to recoup the economic value of a decline in the value of debt securities of the reference issuer if a credit event (a downgrade, bankruptcy or default) occurs. This value is obtained by delivering a debt security of the reference issuer to the party in return for a previously agreed upon payment from the other party (frequently, the par value of the debt security) or receipt of a net amount equal to the par value of the defaulted reference entity less its recovery value. The Master Fund is usually a net seller of credit default swap agreements.

The Master Fund as a seller of a credit default swap agreement would have the right to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default or other credit event by the reference issuer with respect to its debt obligations. In return, the Master Fund would receive from the counterparty a periodic stream of payments over the term of the agreement provided that no event of default or other credit event has occurred. If no default or other credit event occurs, the Master Fund would keep the stream of payments and would have no further obligations to the counterparty. As a seller, the Master Fund is subject to investment exposure on the notional amount of the swap agreement.

A total return swap agreement is a bilateral financial contract agreement where one party (the payer) agrees to pay the other (the receiver) the total return on a specified asset or index in exchange for a fixed or floating rate of return. A total return swap agreement allows the receiver or payer to derive the economic benefit of owning or having short exposure to an asset without owning or shorting the underlying asset directly. The receiver is entitled to the amount, if any, by which the notional amount of the total return swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. In return, the payer is entitled to an amount equal to a fixed or floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments, less any dividends or interest. The amounts to which each party is entitled are normally netted against each other, at periodic settlement dates, resulting in a single amount that is either due to or from each party.

In addition to being exposed to the credit risk of the underlying reference entity, swap agreements are subject to counterparty risk, market risk and interest rate risk. Swap agreements utilized by the Master Fund may not perform as expected. Risks may arise as a result of the

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Schedule of Investments, continued

March 31, 2015

(Unaudited)

failure of the counterparty to perform under the agreement. The loss incurred by the failure of a counterparty is generally limited to the market value and premium amounts recorded. The Master Fund considers the creditworthiness of each counterparty to a swap agreement in evaluating potential credit risk, and will not enter into any swap agreement unless the Adviser believes the counterparty to the transaction is creditworthy. Additionally, risks may arise from the unanticipated movements in interest rates or in the value of the underlying reference assets. The Master Fund may use various techniques to minimize credit risk including early termination or reset and payment. Collateral, in the form of cash, is held in broker segregated accounts for swap agreements.

As of March 31, 2015, the Master Fund held no direct investments in derivative instruments.

(g) CFTC REGULATION

On August 13, 2013, the Commodity Futures Trading Commission (“CFTC”) adopted rules to harmonize conflicting Securities and Exchange Commission (the “SEC”) and CFTC disclosure, reporting and recordkeeping requirements for investment companies that do not meet an exemption from the definition of commodity pool. The harmonization rules provide that the CFTC will accept the SEC’s disclosure, reporting, and recordkeeping regime as substituted compliance for substantially all of the otherwise applicable CFTC regulations as long as such investment companies meet the applicable SEC requirements.

Previously, in November 2012, the CFTC issued relief for fund of fund operators, including advisers to investment companies, that may otherwise be required to register with the CFTC as commodity pool operators but do not have access to information from the investment funds in which they are invested in order to determine whether such registration is required. This relief delayed the registration date for such operators until the later of June 30, 2013 or six months from the date the CFTC issues revised guidance on the application of certain thresholds with respect to investments in commodities held by funds of funds. In December 2012, the Master Fund filed as required with the CFTC in order to claim this no-action relief, which was effective upon receipt of the filing. Although the CFTC now has adopted harmonization rules applicable to investment companies that are deemed to be commodity pools, the CFTC has not yet issued guidance on how funds of funds are to determine whether they are deemed to be commodity pools. As of March 31, 2015, the Master Fund is not considered a commodity pool and continues to rely on the fund of fund no-action relief.

(h) USE OF ESTIMATES

The Schedule of Investments has been prepared in conformity with U.S. GAAP, which requires management to make estimates and assumptions relating to the reported amounts of assets and liabilities in the Schedule of Investments. Actual results may differ from those estimates and such differences may be significant.

(i) RESTRICTED SECURITIES

The Master Fund may invest a portion or all of the value of its assets in restricted securities and other investments that are illiquid. Restricted securities are securities that may not be sold to the public without an effective registration statement under the Securities Act of 1933 (the “Securities Act”) or, if they are unregistered, may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. These may include restricted securities that can be offered and sold only to “qualified institutional buyers” under Rule 144A of the Securities Act. There is no limit to the percentage of an Investment Fund’s net assets that may be invested in illiquid securities.

The restricted securities held at March 31, 2015 are identified below and are also presented in the Master Fund’s Schedule of Investments.

Security	% of Partners’ Capital	Acquisition Dates	Principal Amount	Cost	Fair Value
Nuclea Biotechnologies, Inc. *	0.2%	1/5/15	$700,000	$700,000	$700,000

Total Restricted Securities	0.2%		$700,000	$700,000	$700,000

*	Security has been deemed illiquid by the Adviser based on procedures approved by the Board.

(3) FAIR VALUE MEASUREMENTS

The Master Fund defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions.

The inputs used to determine the fair value of the Master Fund’s investments are summarized in the three broad levels listed below:

• Level 1 —

unadjusted quoted prices in active markets for identical investments and registered investment companies where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

• Level 2 —	investments with other significant observable inputs or investments that can be fully redeemed at the NAV in the “near term”

• Level 3 —

investments with significant unobservable inputs (which may include the Master Fund’s own assumptions in determining the fair value of investments) or investments that cannot be fully redeemed at the NAV in the “near term”; these are investments that generally have one or more of the following characteristics: gated redemptions, suspended redemptions, or lock-up periods greater than quarterly

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Schedule of Investments, continued

March 31, 2015

(Unaudited)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Master Fund discloses transfers between levels based on valuations at the end of the reporting period. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The Master Fund establishes valuation processes and procedures to ensure that the valuation techniques for investments categorized within Level 3 of the fair value hierarchy are fair, consistent, and appropriate. The Adviser is responsible for developing the Master Fund’s written valuation processes and procedures, conducting periodic reviews of the valuation policies, and evaluating the overall fairness and consistent application of the valuation policies. The Board Valuation Committee has authorized the Adviser to oversee the implementation of the Board approved valuation procedures by the Administrator. The Adviser Valuation Committee is comprised of various Master Fund personnel, which include members from the Master Fund’s portfolio management and operations groups. The Adviser Valuation Committee meets monthly or as needed, to determine the valuations of the Master Fund’s Level 3 investments. The valuations are supported by methodologies employed by the Investment Funds’ market data, industry accepted third party valuation models, or other methods the Adviser Valuation Committee deems to be appropriate, including the use of internal proprietary valuation models.

The following is a summary categorization of the Master Fund’s investments based on the level of inputs utilized in determining the value of such investments as of March 31, 2015:

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Schedule of Investments, continued

March 31, 2015

(Unaudited)

	LEVEL 1 Investments	LEVEL 2 Investments	LEVEL 3 Investments	Total Investments
Investment Funds
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies
Energy	$—	$—	$37,519,615	$37,519,615
Event-Driven	—	3,645,081	11,376,436	15,021,517
Global Macro and Trading	—	28,931,953	48,032,831	76,964,784
Private Equity	—	—	129,013,157	129,013,157
Real Estate	—	—	24,119,064	24,119,064
Relative Value	—	—	44,326,224	44,326,224
Passive Foreign Investment Companies
Energy	—	—	237,317	237,317
Private Equity	—	—	368,751	368,751
Relative Value	—	—	1,458,386	1,458,386
Private Corporations
Real Estate	—	—	1,742,203	1,742,203
Investment Securities
Common Stocks
Consumer Products	162,472	—	—	162,472
Financials	1,214,511	—	—	1,214,511
Technology	1,151,931	—	—	1,151,931
Registered Investment Companies
Credit	875,461	—	—	875,461
Purchase Agreements
Convertible Note Purchase Agreements
Healthcare	—	—	700,000	700,000

Total	$3,404,375	$32,577,034	$298,893,984	$334,875,393

The categorization of investments amongst Levels 1 through 3 does not reflect the fact that many of the underlying investments held by the Investment Funds included in Level 3, if owned directly by the Master Fund, may be classified as Level 1 or Level 2 investments.

The following table is a summary of quantitative information about significant unobservable valuation inputs approved by the Adviser Valuation Committee for Level 3 fair value measurements for investments held as of March 31, 2015:

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Schedule of Investments, continued

March 31, 2015

(Unaudited)

	Fair Value as of March 31, 2015	Valuation Technique	Liquidity of Investments	Adjustments to NAV***
Investment Funds
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies
Energy	$37,519,615	NAV as Practical Expedient *	Non-redeemable	None
Event-Driven	11,376,436	NAV as Practical Expedient *	Quarterly or Greater	None
Global Macro and Trading	48,032,831	NAV as Practical Expedient *	Monthly or Greater	None
Private Equity	129,013,157	NAV as Practical Expedient *	Non-redeemable	None
Real Estate	24,119,064	NAV as Practical Expedient *	Non-redeemable	None
Relative Value	44,326,224	NAV as Practical Expedient *	Quarterly or Greater	None
Passive Foreign Investment Companies
Energy	237,317	NAV as Practical Expedient *	Non-redeemable	None
Private Equity	368,751	NAV as Practical Expedient *	Non-redeemable	None
Relative Value	1,458,386	NAV as Practical Expedient *	Non-redeemable	None
Private Corporations
Real Estate	1,742,203	NAV as Practical Expedient *	Non-redeemable	None
Purchase Agreements
Convertible Note Purchase Agreements	700,000	Cost of Capital**	Non-redeemable	None
Healthcare

Total Investments	$298,893,984

*	Unobservable valuation input.
**	Unobservable valuation input. Fair Value equates to cost.
***

Amounts represent adjustments, if any, made to NAV provided by the investment manager or administrator of the Investment Funds. Adjustments to the practical expedient NAV may be made under certain circumstances including, but not limited to, the following: the practical expedient NAV received is not as of the Master Fund’s measurement date; it is probable that the Investment Fund will be sold at a value significantly different than the reported expedient NAV; it is determined by the Board Valuation Committee that the Investment Fund is not being valued at fair value by the Investment Fund manager.

The following is a reconciliation of Level 3 investments based on the inputs used to determine fair value:

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Schedule of Investments, continued

March 31, 2015

(Unaudited)

	Investments
	Balance as of December 31, 2014	Gross Purchases	Gross Sales [1]	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Balance as of March 31, 2015
Investment Funds
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies
Energy	$38,405,218	$539,026	$(173,070)	$69,950	$(1,321,509)	$37,519,615
Event-Driven	9,629,109	—	(22,053)	9,545	1,759,835	11,376,436
Global Macro and Trading	46,845,146	3,000,000	(3,570)	3,570	(1,812,315)	48,032,831
Private Equity	134,077,460	3,976,039	(7,643,492)	2,129,995	(3,526,845)	129,013,157
Real Estate	25,251,085	245,417	(1,890,743)	578,928	(65,623)	24,119,064
Relative Value	41,471,230	5,000,753	(4,563,784)	262,217	2,155,808	44,326,224
Passive Foreign Investment Companies
Energy	209,460	—	—	—	27,857	237,317
Private Equity	390,505	—	—	—	(21,754)	368,751
Relative Value	2,191,927	—	(765,591)	280,240	(248,190)	1,458,386
Private Corporations
Real Estate	1,705,492	—	(3,477)	—	40,188	1,742,203
Purchase Agreements
Convertible Note Purchase Agreements
Healthcare	—	700,000	—	—	—	700,000

Total Investments	$300,176,632	$13,461,235	$(15,065,780)	$3,334,445	$(3,012,548)	$298,893,984

1	Includes Return of Capital and Capital Gain Distributions.

The change in unrealized appreciation/depreciation from Level 3 investments held at March 31, 2015 is $(3,324,321).

The Master Fund is permitted to invest in alternative investments that may not have a readily determinable fair value. For an investment that does not have a readily determinable fair value, the Master Fund uses the NAV reported by the Investment Fund as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the reported NAV. If the practical expedient NAV is not as of the reporting entity’s measurement date, then the NAV is adjusted to reflect any significant events that would materially affect the value of the investment and the NAV of the Master Fund as of the valuation date.

Certain Investment Funds in which the Master Fund invests have limitations on liquidity which may result in limitations on redemptions including, but not limited to, early redemption fees. Other than Investment Funds that are self-liquidating, such as Private Equity and some Energy, Natural Resources and Real Estate Funds, the Investment Funds in which the Master Fund invests have withdrawal rights ranging from monthly to annually, after a notice period, usually for a period of up to two years from the date of the initial investment or an additional investment. A listing of the investments held by the Master Fund and their attributes as of March 31, 2015, that qualify for this valuation approach is shown in the table below.

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(A Limited Partnership)

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March 31, 2015

(Unaudited)

Investment Category	Investment Strategy	Fair Value (in 000s)	Unfunded Commitments Remaining (in 000s)	Life *	Redemption Frequency *	Notice Period (in Days) *	Redemption Restrictions and Terms *
Energy (a)	Private investments in securities issued by companies in the energy and natural resources sectors	$37,757	$9,623	up to 15 years	N/A	N/A	0-15 years

Event-Driven (b)	Strategies designed to profit from changes in the prices of securities of companies facing a major corporate event.	15,022	N/A	N/A	Quarterly	45-90	0-5 years; up to 2.5% early withdrawal fee; possible 25% investor level gate; illiquid side pocket capital

Global Macro and Trading (c)	Investments across global markets and security types seeking to profit from macroeconomic opportunities. Strategies can be discretionary or systematic. Includes commodity trading advisors.	76,965	N/A	N/A	Quarterly	30-90	0-5 years; up to 6% early redemption fee; possible hard lock within first 12 months; illiquid side pocket capital

Private Equity (d)	Investments in nonpublic companies.	129,382	31,842	up to 10 years	N/A	N/A	0-10 years

Real Estate (e)	Investments in REITs, private partnerships, and various real estate related mortgage securities.	25,861	6,234	up to 10 years	N/A	N/A	0-10 years

Relative Value (f)	Strategies seeking to profit from inefficiencies existing within capital structures, within markets, and across markets.	45,785	N/A	N/A	Quarterly	30-120	0-5 years; up to 7% early redemption fee; possible 5% fund level gate; illiquid side pocket capital

		$330,771	$47,699

*

The information summarized in the table above represents the general terms for the specified asset class. Individual Investment Funds may have terms that are more or less restrictive than those terms indicated for the asset class as a whole. In addition, most Investment Funds have the flexibility, as provided for in their constituent documents, to modify and waive such terms.

(a)

This category includes Investment Funds that invest primarily in privately issued securities by companies in the energy and natural resources sectors and private investments in energy-related assets or companies. The Investment Funds include private funds and private partnerships with private investments in their portfolios.

(b)

This category includes Investment Funds that invest primarily in the following securities: common stock, preferred stock, and many types of debt. Events include mergers, acquisitions, restructurings, spin-offs, and litigation.

(c)

This category includes Investment Funds that invest in global markets and across all security types including equities, fixed income, derivatives, commodities, currencies, futures, and exchange-traded funds. Investment Funds in this category are typically private funds and may include global macro funds, and commodity trading advisors.

(d)

This category includes private equity funds that invest primarily in non-publicly traded companies in need of capital. These Investment Funds may vary widely as to sector, size, stage, duration, and liquidity. Certain of these Investment Funds may also focus on the secondary market, buying interests in existing private equity funds, often at a discount.

(e)

This category includes Investment Funds that invest in registered investment companies or managers that invest in real estate trusts (commonly known as “REITs”) and private partnerships that make investments in income producing properties, raw land held for development or appreciation, and various types of mortgage loans and common or preferred stock whose operations involve real estate.

(f)

This category includes Investment Funds with low net exposure to most financial markets. Underlying strategies include Equity Market Neutral or Statistical Arbitrage, Capital Structure Arbitrage, Convertible Arbitrage, Volatility Arbitrage, and Credit Arbitrage.

The following is a summary of the fair value as percentage of partners’ capital, and liquidity provisions for Investment Funds constituting greater than 5% of the Master Fund’s partners’ capital as of March 31, 2015:

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Schedule of Investments, continued

March 31, 2015

(Unaudited)

Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies	Fair Value as % of Partners’ Capital	Investment Strategy	Redemption Frequency	Redemption Restrictions and Terms
Blueshift Energy Fund, L.P.	6.42%	Blueshift Energy Fund, L.P. invests substantially all of its assets in Blueshift Energy Master Fund, LP. Blueshift Energy Master Fund, LP was organized for the purpose of seeking capital appreciation of its assets through the speculative trading of commodity interests, including commodity options and futures contracts.	Monthly	0-3 months; 2% early repurchase fee
Citadel Wellington LLC	6.60%	Citadel Wellington LLC seeks to achieve consistently high risk-adjusted rates of return in connection with the strategies employed. Citadel Advisors LLC generally employs, for the benefit of Citadel Wellington LLC, complex proprietary investment strategies, based on quantitative analysis as well as fundamental research, taking both long and short positions in a broad range of investment instruments, including securities, options, futures, currencies, derivatives and other assets.	Quarterly	5% fund level gate subject to quarterly withdrawal allowances
D.E. Shaw Heliant Fund, LLC	5.28%	The principal objective of the Fund is to achieve positive returns from capital appreciation (whether short term or long term) and income generation. The Fund is also expected to pursue what Investment Adviser considers to be a “global macro” investment strategy based in whole or in part on analysis of various global macroeconomic events and data.	Monthly	Monthly withdrawals subject to 8.33% investor level gate or 90 days notice; Up to 100% of contributed capital, subject to quarterly withdrawal adjustments
Kepos Alpha Fund LP	5.26%	Kepos Alpha Fund LP invests substantially all of its assets in Kepos Alpha Master Fund L.P., which seeks to provide investors with an attractive total return on invested capital over an entire three to five year market cycle while maintaining a low correlation with global equity markets.	Quarterly	N/A
Millenium USA LP	5.44%	Millenium USA, LP invests a substantial portion of its capital in Millenium Partners, L.P. (“MLP”) as a limited partner. The MLP is engaged in the business of trading equities, fixed income products, options, futures and other financial instruments.	Quarterly	Subject to a 25% investor level gate; 12 month soft lock with 4% early redemption fee.

(4) INVESTMENTS IN PORTFOLIO SECURITIES

(a) INVESTMENT ACTIVITY

The cost of the Master Fund’s underlying investments for Federal income tax purposes is adjusted for items of taxable income allocated to the Master Fund from such investments. The allocated taxable income is generally reported to the Master Fund by its underlying investments on Schedules K-1, Forms 1099 or PFIC statements, or a combination thereof.

The underlying investments generally do not provide the Master Fund with tax reporting information until well after year end, and as a result, the Master Fund is unable to calculate the year end tax cost of its investments until such time. The Master Fund’s book cost as of March 31, 2015, was $307,619,971, resulting in accumulated net unrealized appreciation of $27,255,422 consisting of $64,139,978 in gross unrealized appreciation and $36,884,556 in gross unrealized depreciation.

(b) AFFILIATED INVESTMENT FUNDS

At March 31, 2015, the Master Fund’s investments in certain Investment Funds were deemed to be investments in affiliated issuers under the 1940 Act, primarily because the Master Fund owns 5% or more of the Investment Funds’ total net assets. A listing of these affiliated Investment Funds (including activity during the period ended March 31, 2015) is shown below:

Investment Funds	Shares 12/31/2014	Shares 3/31/2015	Fair Value 12/31/2014	Cost of Purchases	Cost of Sales*	Realized Gain (Loss) on Investments	Change in Unrealized Appreciation/ Depreciation	Fair Value 3/31/2015	Interest/ Dividend Income
Blueshift Energy Fund, LP			$20,211,256	$2,000,000	$(3,570)	$3,570	$(1,719,950)	$20,491,306	$—
CCM Small Cap Value Qualified Fund, L.P.			293,162	—	—	—	24,932	318,094	—
Credit Distressed Blue Line Fund, L.P.			1,626,518	—	—	—	292,451	1,918,969	—
Halcyon European Structured Opportunities Fund L.P.			10,042	—	—	—	(9,332)	710	—
Harbinger Capital Partners Fund I, L.P.			2,659,886	—	—	—	1,157,205	3,817,091	—
Middle East North Africa Opportunities Fund, L.P.	728	728	123,897	—	—	—	(12,681)	111,216	—
Mirarc Domestic Fund, LP			13,140,235	—	—	—	(2,466,685)	10,673,550	—
ORBIS Real Estate Fund I			2,361,326	22,909	(22,909)	—	(26,250)	2,335,076	—
PIPE Equity Partners, LLC			1,334,510	—	(65,679)	(133,155)	81,238	1,216,914	—
PIPE Select Fund LLC			3,113,587	—	(169,367)	(25,710)	(45,903)	2,872,607	—

			$44,874,419	$2,022,909	$(261,525)	$(155,295)	$(2,724,975)	$43,755,533	$—

*	Sales include return of capital.

(5) FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Investment Funds in which the Master Fund invests may trade various derivative securities and other financial instruments, and may enter into various investment activities with off-balance sheet risk both as an investor and as a principal. The Master Fund’s risk of loss in these Investment Funds is limited to the value of its investment in such Investment Funds. In addition, by investing directly in derivative instruments, the Master Fund is subject to credit risk with respect to the net amount expected to be received from the other party. The Master Fund may be negatively impacted if the other party defaults or fails to perform its obligations under such agreement.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s first fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Endowment Registered Fund, L.P.

By (Signature and Title)	/s/ John A. Blaisdell
John A. Blaisdell
Co-Principal Executive Officer

Date: May 27, 2015

By (Signature and Title)	/s/ Andrew B. Linbeck
Andrew B. Linbeck
Co-Principal Executive Officer

Date: May 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ John A. Blaisdell
John A. Blaisdell
Co-Principal Executive Officer

Date: May 27, 2015

By (Signature and Title)	/s/ Andrew B. Linbeck
Andrew B. Linbeck
Co-Principal Executive Officer

Date: May 27, 2015

By (Signature and Title)	/s/ John E. Price
John E. Price
Principal Financial Officer

Date: May 27, 2015